Short-Term Investments - Schedule of Short-Term Investments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-Term Investment [Line Items]
Investment in equity securities with readily determinable fair value	$ 5,732,433	$ 1,390,475